INCOME TAXES (Details 2) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current deferred tax assets (liabilities):
Valuation allowance	$ 0	$ 0
Total current deferred tax asset (liability)	0	0
Noncurrent deferred tax assets (liabilities):
Derivative (gain) expense	795,339	1,936,917
Intangible assets amortization	2,122,194	1,687,645
Net operating loss carry forwards	9,154,645	8,011,600
Stock based compensation	2,176,660	2,016,952
Loss (gain) on debt extinguishment	339,333	(1,207,765)
Less: valuation allowance	(14,588,170)	12,445,349
Total noncurrent deferred tax asset (liability)	0	0
Total deferred tax asset (liability)	$ 0	$ 0